Note payable, related party (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 19, 2021
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.50%	50.00%		6.50%
Debt Instrument, Maturity Date		Sep. 30, 2030	Sep. 30, 2030
Revolving Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.25%
Debt Instrument, Maturity Date	Sep. 30, 2030
Debt Instrument, Debt Default, Description of Notice of Default	In the case of default, at DSS’s option, (i) eighteen percent (18%) per annum, or (ii) such lesser rate of interest as Lender in its sole discretion may choose to charge; but never more than the Maximum Lawful Rate.
Debt Instrument, Periodic Payment		$ 126,000	$ 126,000
Debt Instrument, Face Amount		$ 13,452,000	$ 12,074,000	$ 9,991,000